Schedule of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total Revenue	$ 1,931,381	$ 376,984	$ 2,225,396	$ 702,077	$ 1,566,631	$ 438,292
Digital Asset Mining Revenue [Member]
Total Revenue		48,209		128,842	128,842	232,510
Provision of GPU Infrastructure services [Member]
Total Revenue	1,931,381	328,273	2,225,393	572,244	1,436,420	205,043
Other Revenue [Member]
Total Revenue					$ 1,369	$ 739
Other [Member]
Total Revenue		$ 502	$ 3	$ 991